UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments February 28, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (100.0%)

	Australia (a) (3.5%)
	Data Processing Services
751,600	Computershare Ltd.	$5,991,837

	Other Consumer Services
564,000	A.B.C. Learning Centres Ltd.	3,063,106
	Total Australia	9,054,943

	Bermuda (4.9%)
	Insurance Brokers/Services
136,000	Willis Group Holdings Ltd.	5,399,200

	Multi-Line Insurance
151,700	Axis Capital Holdings Ltd.	5,128,977

	Semiconductors
101,634	Marvell Technology Group Ltd.*	2,085,530
	Total Bermuda	12,613,707

	British Virgin Islands (1.0%)
	Electronic Equipment/Instruments
192,600	Nam Tai Electronics, Inc.	2,553,876

	Canada (1.0%)
	Food: Specialty/Candy
254,600	SunOpta Inc.*	2,724,220

	France (a) (1.0%)
	Pharmaceuticals: Other
59,000	Ipsen S.A.	2,690,123

	Germany (a) (6.0%)
	Apparel/Footwear
88,504	Adidas AG	4,345,739

	Finance/Rental/Leasing
52,827	Grenkeleasing AG	2,146,070

	Financial Conglomerates
86,600	Hypo Real Estate Holding AG	5,484,110

	Medical Specialties
49,500	Fresenius AG	3,567,241
	Total Germany	15,543,160

	Greece (a) (2.9%)
	Regional Banks
113,188	EFG Eurobank Ergasias	4,205,181

	Wireless Telecommunications
110,600	Cosmote Mobile Telecommunications S.A.	3,217,113
	Total Greece	7,422,294

	Hong Kong (a) (4.5%)
	Agricultural Commodities/Milling
6,382,000	Global Bio-chem Technology Group Co., Ltd.	1,760,113

	Apparel/Footwear Retail
521,000	Esprit Holdings Ltd.	5,444,662

	Wholesale Distributors
1,426,040	Li & Fung Ltd.	4,551,355
	Total Hong Kong	11,756,130

	India (0.8%)
	Construction Materials
97,500	ACC Limited	1,994,218

	Israel (1.8%)
	Pharmaceuticals: Other
131,000	Teva Pharmaceutical Industries Ltd. (ADR)	4,658,360

	Italy (a) (2.7%)
	Major Banks
765,200	UniCredito Italiano SpA	7,071,787

	Japan (a) (3.4%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	4,799,441

	Industrial Machinery
255,000	OSG Corp.	4,095,999
	Total Japan	8,895,440

	Mexico (1.0%)
	Beverages: Non-Alcoholic
23,400	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)+	2,581,020

	Singapore (4.3%)
	Airlines
356,000	Singapore Airlines Ltd.(a)	3,681,971

	Electronic Components
243,100	Flextronics International Ltd.*	2,657,083

	Marine Shipping
2,723,000	Cosco Corp (Singapore) Ltd.(a)	4,844,846
	Total Singapore	11,183,900

	South Africa (a) (1.2%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	2,995,882

	Spain (a) (8.8%)
	Apparel/Footwear Retail
53,800	Industria de Diseno Textil, S.A.	3,117,875

	Broadcasting
188,600	Gestevision Telecinco S.A.	5,229,475

	Major Banks
165,640	Banco Bilbao Vizcaya Argentaria, S.A.	4,022,337
289,889	Banco Santander Central Hispano S.A.	5,356,252
		9,378,589
	Major Telecommunications
237,118	Telefonica S.A.	5,097,862
	Total Spain	22,823,801

	Switzerland (a) (1.5%)
	Financial Conglomerates
66,308	UBS AG (Registered Shares)	3,913,660

	Taiwan (1.0%)
	Semiconductors
244,350	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,712,285

	United Kingdom (a) (10.9%)
	Beverages: Alcoholic
262,200	SABMiller PLC	5,792,424

	Investment Managers
617,532	Man Group PLC	6,642,445
1,732,000	RAB Capital PLC	3,203,053
		9,845,498
	Investment Trusts/Mutual Funds
251,021	Hirco PLC*	1,942,313
121,500	KKR Private Equity Investors LP(Units)+	2,913,439
		4,855,752

	Major Banks
183,597	Standard Chartered PLC	5,133,077

	Pharmaceuticals: Other
129,315	Shire PLC	2,732,027
	Total United Kingdom	28,358,778

	United States (37.8%)
	Apparel/Footwear
81,900	Under Armour, Inc. (Class A)*	3,763,305

	Beverages: Non-Alcoholic
52,400	PepsiCo, Inc.	3,309,060

	Biotechnology
46,532	Genentech, Inc.*	3,925,905
46,300	Gilead Sciences, Inc.*	3,313,228
		7,239,133
	Computer Processing Hardware
75,900	Apple Inc.*	6,421,899

	Data Processing Services
182,900	Western Union Co.	3,963,443

	Electric Utilities
79,300	Constellation Energy Group	6,238,531

	Electronic Components
81,100	Amphenol Corp. (Class A)	5,234,194

	Financial Conglomerates
58,600	Prudential Financial, Inc.	5,329,084

	Hospital/Nursing Management
87,000	United Surgical Partners International, Inc.*	2,656,980

	Investment Banks/Brokers
26,700	Goldman Sachs Group, Inc. (The)	5,382,720
44,082	Merrill Lynch & Co., Inc.	3,688,782
		9,071,502

	Life/Health Insurance
96,500	AFLAC, Inc.	4,554,800

	Media Conglomerates
310,031	News Corp. (Class A)	6,984,998

	Medical Specialties
49,400	Bard (C.R.), Inc.	3,942,120
92,000	Thermo Fisher Scientific, Inc.*	4,164,840
55,800	West Pharmaceutical Services, Inc.	2,525,508
		10,632,468
	Medical/Nursing Services
120,900	Matria Healthcare, Inc.*	3,067,233

	Miscellaneous Commercial Services
107,000	FTI Consulting Inc.*	3,591,990

	Miscellaneous Manufacturing
75,200	Mine Safety Appliances Co.	3,056,880

	Real Estate Development
108,800	CB Richard Ellis Group, Inc. (Class A)*	3,625,216

	Specialty Stores
126,800	Staples, Inc.	3,299,336

	Telecommunication Equipment
108,582	Corning, Inc.*		2,240,047

	Wireless Telecommunications
54,300	NII Holdings, Inc.*		3,846,612
	Total United States		98,126,711

	Total Investments
	(Cost $222,115,442)(b)	100.0%	259,674,295
	Other Assets in Excess of Liabilities	0.0	114,190
	Total Assets	100.0%	$259,788,485

ADR	American Depositary Receipt.
*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

Securities with total market value equal to $129,052,815 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $47,032,897 and the aggregate gross unrealized depreciation is $9,474,044, resulting in net unrealized appreciation of $37,558,853.

Morgan Stanley Global Advantage Fund

Summary of Investments     February 28, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Major Banks	$21,583,453	8.3%
Financial Conglomerates	14,726,854	5.7
Medical Specialties	14,199,709	5.5
Pharmaceuticals: Other	10,080,510	3.9
Data Processing Services	9,955,280	3.8
Investment Managers	9,845,498	3.8
Investment Banks/Brokers	9,071,502	3.5
Apparel/Footwear Retail	8,562,537	3.3
Apparel/Footwear	8,109,044	3.1
Electronic Components	7,891,277	3.0
Biotechnology	7,239,133	2.8
Wireless Telecommunications	7,063,725	2.7
Media Conglomerates	6,984,998	2.7
Computer Processing Hardware	6,421,899	2.5
Electric Utilities	6,238,531	2.4
Beverages: Non-Alcoholic	5,890,080	2.3
Beverages: Alcoholic	5,792,424	2.2
Insurance Brokers/Services	5,399,200	2.1
Broadcasting	5,229,475	2.0
Multi-Line Insurance	5,128,977	2.0
Major Telecommunications	5,097,862	2.0
Investment Trusts/Mutual Funds	4,855,752	1.9
Marine Shipping	4,844,846	1.9
Home Building	4,799,441	1.8
Semiconductors	4,797,815	1.8
Life/Health Insurance	4,554,800	1.7
Wholesale Distributors	4,551,355	1.7
Regional Banks	4,205,181	1.6
Industrial Machinery	4,095,999	1.6
Airlines	3,681,971	1.4
Real Estate Development	3,625,216	1.4
Miscellaneous Commercial Services	3,591,990	1.4
Specialty Stores	3,299,336	1.3
Medical/Nursing Services	3,067,233	1.2
Other Consumer Services	3,063,106	1.2
Miscellaneous Manufacturing	3,056,880	1.2
Pharmaceuticals: Generic Drugs	2,995,882	1.1
Food: Specialty/Candy	2,724,220	1.0
Hospital/Nursing Management	2,656,980	1.0
Electronic Equipment/Instruments	2,553,876	1.0
Telecommunication Equipment	2,240,047	0.9
Finance/Rental/Leasing	2,146,070	0.8
Construction Materials	1,994,218	0.8
Agricultural Commodities/Milling	1,760,113	0.7

	$259,674,295	100.0%

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (“SEC”) rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust’s principal executive officer and principal financial officer have also concluded that the Trust’s disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30, 2006, the Trust’s fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”  Since November 30, 2006, and prior to the issuance of the Trust’s quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls’ effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust’s shares or the Trust’s total return for any period as a result of the changes in financial reporting of such investments.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the  fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund’s internal control over financial reporting was revised.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007